Acquisitions - Summary of Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 17, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Mar. 28, 2015
Business Acquisition [Line Items]
Goodwill		$ 419,270	$ 127,038	$ 179,120	$ 415,582
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Financial assets	$ 15,489	22,101	8,302	1,397
Inventories	2,548	8,249	3,954	6,988
Property, plant and equipment	47,985	74,687	40,580	21,543
Intangible assets		3,398	7,428	3,172
Other assets	2,595	3,337	52	1,330
Financial liabilities	(10,054)	(17,610)	(6,164)	(944)
Other long-term liabilities	(990)	(11,727)	(1,050)	(364)
Net assets acquired	57,573	82,435	53,102	33,122
Goodwill	147,064	148,838	16,120	26,230
Purchase price	204,637	231,273	69,222	59,352
Acquisition related liabilities	(22,123)	(10,656)	(7,902)	(10,547)
Other	(2,087)	(3,190)	281	(48)
Net cash paid for acquisitions	$ 180,427	$ 217,427	$ 61,601	$ 48,757